FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments
Balance as of January 1
Warrants value at the date of issuance	3,425
Gain from revaluation to fair value through profit or loss	(996)
Balance as of January 1	$ 2,429